Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
May 31, 2023
CPB-NPRT3-0723
1.9904947.101
Corporate Bonds - 41.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		3,000	2,588
3.375% 8/15/26		16,000	7,181
			9,769
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		2,000	1,477

Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,640

TOTAL CONSUMER DISCRETIONARY			3,117

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		2,000	1,175

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27		8,000	5,475

TOTAL CONVERTIBLE BONDS			19,536
Nonconvertible Bonds - 41.1%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
Altice France SA 5.125% 7/15/29 (b)		5,000	3,564
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		5,000	4,301
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		5,000	4,675
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		13,000	7,040
TELUS Corp. 3.4% 5/13/32		45,000	39,244
Verizon Communications, Inc. 5.05% 5/9/33		95,000	94,025
Virgin Media Finance PLC 5% 7/15/30 (b)		4,000	3,175
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		9,000	5,423
			161,447
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	47,806

Media - 1.4%
Altice Financing SA 5.75% 8/15/29 (b)		12,000	9,149
Altice France Holding SA 6% 2/15/28 (b)		16,000	7,840
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	3,699
4.75% 2/1/32(b)		26,000	20,833
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		5,000	4,404
DISH DBS Corp. 5.75% 12/1/28 (b)		1,000	725
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	4,786
Magallanes, Inc.:
4.279% 3/15/32		54,000	47,177
5.141% 3/15/52		56,000	43,705
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)		3,000	2,505
Sirius XM Radio, Inc. 5.5% 7/1/29 (b)		1,000	873
TEGNA, Inc. 4.75% 3/15/26 (b)		4,000	3,815
Univision Communications, Inc.:
5.125% 2/15/25(b)		8,000	7,724
7.375% 6/30/30(b)		5,000	4,649
			161,884
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		9,000	6,749
Rogers Communications, Inc.:
3.2% 3/15/27(b)		25,000	23,273
4.55% 3/15/52(b)		25,000	19,853
			49,875
TOTAL COMMUNICATION SERVICES			421,012

CONSUMER DISCRETIONARY - 3.4%
Automobile Components - 0.1%
Hertz Corp. 4.625% 12/1/26 (b)		6,000	5,350
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		5,000	4,926
Patrick Industries, Inc. 4.75% 5/1/29 (b)		6,000	5,124
			15,400
Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	19,582
McLaren Finance PLC 7.5% 8/1/26 (b)		2,000	1,672
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)		9,000	8,781
			30,035
Broadline Retail - 0.1%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		2,000	1,768
Match Group Holdings II LLC 4.625% 6/1/28 (b)		5,000	4,563
Nordstrom, Inc. 4.375% 4/1/30		3,000	2,384
			8,715
Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		8,000	7,767
Sotheby's 7.375% 10/15/27 (b)		5,000	4,381
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,535
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		11,000	9,813
			24,496
Hotels, Restaurants & Leisure - 0.5%
Aramark Services, Inc. 5% 4/1/25 (b)		5,000	4,876
Carnival Corp.:
5.75% 3/1/27(b)		1,000	856
6% 5/1/29(b)		15,000	12,472
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		4,000	3,140
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	10,749
Life Time, Inc. 8% 4/15/26 (b)		5,000	4,931
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	4,584
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		3,000	2,764
5.5% 4/1/28(b)		12,000	11,040
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,360
			61,772
Specialty Retail - 1.8%
At Home Group, Inc. 4.875% 7/15/28 (b)		4,000	2,277
Bath & Body Works, Inc.:
6.75% 7/1/36		2,000	1,785
6.95% 3/1/33		4,000	3,574
Carvana Co. 4.875% 9/1/29 (b)		15,000	7,522
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	3,959
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	45,363
4.25% 4/1/52		50,000	40,000
Michaels Companies, Inc. 5.25% 5/1/28 (b)		12,000	9,240
The Home Depot, Inc. 3.25% 4/15/32		50,000	45,203
TJX Companies, Inc. 3.875% 4/15/30		40,000	38,384
Upbound Group, Inc. 6.375% 2/15/29 (b)		7,000	6,163
Victoria's Secret & Co. 4.625% 7/15/29 (b)		4,000	3,069
			206,539
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		9,000	7,324
Tapestry, Inc. 3.05% 3/15/32		55,000	44,260
			51,584
TOTAL CONSUMER DISCRETIONARY			398,541

CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	5,005

Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		6,000	5,563
4.875% 2/15/30(b)		3,000	2,745
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	37,329
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,601
			49,238
Food Products - 0.9%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,920
General Mills, Inc. 2.25% 10/14/31		115,000	94,764
Post Holdings, Inc. 4.5% 9/15/31 (b)		5,000	4,231
TreeHouse Foods, Inc. 4% 9/1/28		4,000	3,442
			107,357
TOTAL CONSUMER STAPLES			161,600

ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		6,000	5,565
CGG SA 8.75% 4/1/27 (b)		9,000	7,763
Oceaneering International, Inc. 6% 2/1/28		6,000	5,611
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,025
Transocean, Inc.:
8% 2/1/27(b)		1,000	890
8.75% 2/15/30(b)		5,000	4,998
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	4,965
Weatherford International Ltd. 8.625% 4/30/30 (b)		4,000	4,019
			35,836
Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,195
Centennial Resource Production LLC 5.875% 7/1/29 (b)		4,000	3,720
CNX Resources Corp.:
6% 1/15/29(b)		2,000	1,847
7.375% 1/15/31(b)		5,000	4,813
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		10,000	9,251
EG Global Finance PLC 6.75% 2/7/25 (b)		13,000	12,494
Energean PLC 6.5% 4/30/27 (b)		5,000	4,504
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		3,000	2,757
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		5,000	4,606
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,164
Murphy Oil Corp. 6.375% 7/15/28		3,000	2,954
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,534
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		24,000	21,270
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	3,892
Parkland Corp. 4.625% 5/1/30 (b)		5,000	4,323
SM Energy Co. 6.5% 7/15/28		4,000	3,751
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	10,682
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		5,000	4,675
7.5% 10/1/25(b)		5,000	4,988
Teine Energy Ltd. 6.875% 4/15/29 (b)		9,000	8,216
			138,636
TOTAL ENERGY			174,472

FINANCIALS - 10.8%
Banks - 6.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	97,042
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	124,019
2.687% 4/22/32(c)		40,000	33,056
5.015% 7/22/33(c)		24,000	23,459
Citigroup, Inc. 2.014% 1/25/26 (c)		130,000	122,302
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		130,000	122,334
2.963% 1/25/33(c)		40,000	33,855
4.912% 7/25/33(c)		13,000	12,784
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	104,283
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		15,000	14,802
6.499% 3/9/29(c)		10,000	10,138
			698,074
Capital Markets - 2.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	2,912
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		19,000	16,112
3.615% 3/15/28(c)		70,000	66,065
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,309
Morgan Stanley:
0.864% 10/21/25(c)		140,000	130,056
4.889% 7/20/33(c)		31,000	29,924
State Street Corp. 3.031% 11/1/34 (c)		45,000	38,677
			288,055
Consumer Finance - 0.5%
Ally Financial, Inc. 2.2% 11/2/28		55,000	43,860
Ford Motor Credit Co. LLC 4.687% 6/9/25		5,000	4,807
OneMain Finance Corp. 3.875% 9/15/28		13,000	10,221
			58,888
Financial Services - 0.3%
Altus Midstream LP 5.875% 6/15/30 (b)		3,000	2,843
Block, Inc. 3.5% 6/1/31		12,000	9,801
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		5,000	4,960
GGAM Finance Ltd.:
7.75% 5/15/26(b)(e)		5,000	4,961
8% 6/15/28(b)(e)		5,000	4,924
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		5,000	4,113
Radian Group, Inc. 6.625% 3/15/25		4,000	3,995
			35,597
Insurance - 1.5%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	87,934
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	90,560
			178,494
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		4,000	3,610

TOTAL FINANCIALS			1,262,718

HEALTH CARE - 3.5%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		100,000	90,956
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		5,000	2,748
			93,704
Health Care Providers & Services - 1.6%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		4,000	2,710
Cano Health, Inc. 6.25% 10/1/28 (b)		7,000	4,655
Cigna Group 3.4% 3/15/51		55,000	39,401
Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	12,933
5.25% 5/15/30(b)		5,000	3,756
6.875% 4/15/29(b)		10,000	5,624
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		8,000	6,347
Encompass Health Corp. 4.625% 4/1/31		5,000	4,366
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		4,000	4,005
Humana, Inc. 3.7% 3/23/29		70,000	64,907
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		12,000	11,040
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		6,000	2,987
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	18,956
			181,687
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		5,000	4,118

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,755

Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	61,296
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	22,104
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		1,000	690
Zoetis, Inc. 2% 5/15/30		50,000	41,743
			125,833
TOTAL HEALTH CARE			407,097

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6% 2/15/28 (b)		11,000	10,145
Triumph Group, Inc. 9% 3/15/28 (b)		5,000	5,065
			15,210
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		4,000	3,908
Rand Parent LLC 8.5% 2/15/30 (b)		5,000	4,316
			8,224
Building Products - 0.6%
Carrier Global Corp. 2.493% 2/15/27		70,000	64,183
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	2,960
			67,143
Commercial Services & Supplies - 0.4%
APX Group, Inc. 5.75% 7/15/29 (b)		6,000	5,126
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		7,000	6,442
Covanta Holding Corp. 4.875% 12/1/29 (b)		14,000	12,147
Madison IAQ LLC 5.875% 6/30/29 (b)		5,000	3,806
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,575
Stericycle, Inc.:
3.875% 1/15/29(b)		12,000	10,583
5.375% 7/15/24(b)		7,000	6,921
			49,600
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		6,000	5,790
Pike Corp. 5.5% 9/1/28 (b)		2,000	1,785
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	4,676
			12,251
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,421
Regal Rexnord Corp.:
6.05% 4/15/28(b)		2,000	1,976
6.3% 2/15/30(b)		2,000	1,995
Sensata Technologies BV:
4% 4/15/29(b)		4,000	3,563
5% 10/1/25(b)		5,000	4,914
			15,869
Ground Transportation - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,702
5.75% 7/15/27(b)		3,000	2,826
Uber Technologies, Inc.:
4.5% 8/15/29(b)		32,000	29,190
8% 11/1/26(b)		1,000	1,020
XPO, Inc. 7.125% 6/1/31 (b)		5,000	4,954
			40,692
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.75% 9/1/31		55,000	44,518

Machinery - 0.9%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		60,000	56,427
Otis Worldwide Corp. 2.565% 2/15/30		50,000	43,240
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,000	1,747
			101,414
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		5,000	3,932

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		2,000	1,742

Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		6,000	5,386

TOTAL INDUSTRIALS			365,981

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	6,301
HTA Group Ltd. 7% 12/18/25 (b)		4,000	3,711
			10,012
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp. 5% 12/15/29 (b)		5,000	4,446
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	46,841
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,388
			54,675
IT Services - 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		14,000	12,110
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		2,000	796
Virtusa Corp. 7.125% 12/15/28 (b)		6,000	4,785
			17,691
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 2.6% 2/15/33 (b)		5,000	3,888
Entegris Escrow Corp. 5.95% 6/15/30 (b)		10,000	9,633
Entegris, Inc. 3.625% 5/1/29 (b)		9,000	7,766
Micron Technology, Inc. 2.703% 4/15/32		55,000	43,395
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	40,588
onsemi 3.875% 9/1/28 (b)		1,000	903
			106,173
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,585
Cloud Software Group, Inc. 9% 9/30/29 (b)		5,000	4,250
Elastic NV 4.125% 7/15/29 (b)		9,000	7,783
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,837
7.125% 9/30/30(b)		3,000	2,995
MicroStrategy, Inc. 6.125% 6/15/28 (b)		2,000	1,740
NCR Corp. 6.125% 9/1/29 (b)		7,500	7,438
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,626
3.875% 12/1/29(b)		7,000	5,830
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,233
4.125% 12/1/31(b)		2,000	1,641
			48,958
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		2,000	1,748
8.25% 12/15/29(b)		5,000	5,113
			6,861
TOTAL INFORMATION TECHNOLOGY			244,370

MATERIALS - 1.9%
Chemicals - 1.0%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	63,513
Methanex Corp.:
5.125% 10/15/27		5,000	4,655
5.65% 12/1/44		15,000	11,934
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		5,000	4,882
5.25% 6/1/27(b)		5,000	4,513
Nufarm Australia Ltd. 5% 1/27/30 (b)		5,000	4,500
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	6,682
9.75% 11/15/28(b)(e)		2,000	1,985
The Chemours Co. LLC 4.625% 11/15/29 (b)		19,000	15,379
			118,043
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,000	950
VM Consolidated, Inc. 5.5% 4/15/29 (b)		2,000	1,820
			2,770
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (b)		7,000	5,875
Ball Corp. 6% 6/15/29		5,000	5,010
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,863
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		5,000	4,735
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		5,000	4,864
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)		3,000	2,873
			33,220
Metals & Mining - 0.5%
ATI, Inc. 4.875% 10/1/29		6,000	5,325
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		3,000	2,528
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,488
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	9,601
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		5,000	4,738
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,451
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,277
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		2,000	1,920
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,045
			52,373
Paper & Forest Products - 0.1%
Domtar Corp. 6.75% 10/1/28 (b)		4,000	3,482
LABL, Inc. 10.5% 7/15/27 (b)		2,000	1,864
Mercer International, Inc. 5.125% 2/1/29		9,000	7,116
			12,462
TOTAL MATERIALS			218,868

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	53,121
Boston Properties, Inc.:
2.45% 10/1/33		75,000	52,711
6.75% 12/1/27		8,000	8,008
Corporate Office Properties LP 2% 1/15/29		40,000	30,664
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	42,696
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,733
5% 10/15/27		24,000	19,708
Prologis LP 2.875% 11/15/29		65,000	57,494
SBA Communications Corp. 3.125% 2/1/29		1,000	842
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		8,000	7,762
Uniti Group, Inc. 6% 1/15/30 (b)		17,000	10,474
WP Carey, Inc. 2.45% 2/1/32		70,000	54,734
			341,947
Real Estate Management & Development - 1.2%
CBRE Group, Inc. 2.5% 4/1/31		55,000	44,528
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	7,876
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		2,000	1,387
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,510
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	76,308
			136,609
TOTAL REAL ESTATE			478,556

UTILITIES - 5.7%
Electric Utilities - 2.1%
DPL, Inc. 4.35% 4/15/29		2,000	1,770
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	63,134
Northern States Power Co. 2.25% 4/1/31		80,000	67,321
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	42,991
PG&E Corp.:
5% 7/1/28		5,000	4,612
5.25% 7/1/30		3,000	2,711
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	64,073
			246,612
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		12,000	10,736
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,782
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,591
The AES Corp.:
1.375% 1/15/26		70,000	62,429
2.45% 1/15/31		68,000	54,428
			139,966
Multi-Utilities - 2.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	68,382
Dominion Energy, Inc. 2.25% 8/15/31		80,000	64,931
NiSource, Inc. 1.7% 2/15/31		120,000	94,055
Puget Energy, Inc. 4.224% 3/15/32		60,000	54,590
			281,958
TOTAL UTILITIES			668,536

TOTAL NONCONVERTIBLE BONDS			4,801,751
TOTAL CORPORATE BONDS (Cost $5,144,945)			4,821,287

U.S. Treasury Obligations - 26.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	36,000	27,841
2.25% 2/15/52	1,170,000	843,861
3.375% 8/15/42	80,000	73,097
3.625% 2/15/53	113,000	108,533
U.S. Treasury Notes:
2.5% 4/30/24	350,000	341,387
2.5% 3/31/27	50,000	47,490
3.375% 5/15/33	150,000	146,771
3.5% 1/31/30	50,000	49,316
3.5% 2/15/33	715,000	706,509
3.625% 3/31/28	260,000	258,009
3.625% 3/31/30	460,000	457,628
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,250,407)		3,060,442

U.S. Government Agency - Mortgage Securities - 20.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.7%
2.5% 11/1/51 to 1/1/52	98,321	84,071
3% 5/1/52	23,761	21,066
3.5% 6/1/52	99,311	91,194
4% 9/1/52	48,403	45,947
4.5% 7/1/52	24,042	23,613
5% 12/1/52	49,293	48,544
TOTAL FANNIE MAE		314,435
Freddie Mac - 2.9%
1.5% 4/1/51	49,521	38,710
2% 11/1/51	173,816	143,091
2.5% 12/1/51	48,742	41,628
3% 5/1/35	48,515	45,981
4.5% 10/1/52 to 12/1/52	73,951	71,574
TOTAL FREDDIE MAC		340,984
Ginnie Mae - 4.7%
2% 2/20/51	23,270	19,789
2% 6/1/53 (e)	100,000	84,797
2% 6/1/53 (e)	50,000	42,398
2% 7/1/53 (e)	50,000	42,441
2% 7/1/53 (e)	50,000	42,441
2.5% 6/1/53 (e)	50,000	43,665
2.5% 6/1/53 (e)	50,000	43,665
2.5% 6/1/53 (e)	25,000	21,832
2.5% 7/1/53 (e)	50,000	43,704
3% 6/1/53 (e)	25,000	22,482
3% 6/1/53 (e)	50,000	44,964
3% 7/1/53 (e)	50,000	44,999
3.5% 6/1/53 (e)	50,000	46,338
TOTAL GINNIE MAE		543,515
Uniform Mortgage Backed Securities - 10.6%
2% 6/1/38 (e)	100,000	89,542
2% 6/1/38 (e)	100,000	89,542
2% 6/1/53 (e)	100,000	82,223
2% 6/1/53 (e)	50,000	41,111
2% 6/1/53 (e)	100,000	82,223
2% 6/1/53 (e)	50,000	41,111
2% 6/1/53 (e)	50,000	41,111
2% 7/1/53 (e)	50,000	41,172
2% 7/1/53 (e)	50,000	41,172
2% 7/1/53 (e)	50,000	41,172
2.5% 6/1/53 (e)	100,000	85,410
2.5% 6/1/53 (e)	50,000	42,705
2.5% 6/1/53 (e)	50,000	42,705
2.5% 6/1/53 (e)	25,000	21,353
2.5% 7/1/53 (e)	100,000	85,355
3% 6/1/53 (e)	100,000	88,602
3% 6/1/53 (e)	50,000	44,301
3% 6/1/53 (e)	50,000	44,301
4% 6/1/53 (e)	50,000	47,234
4% 6/1/53 (e)	25,000	23,617
5.5% 6/1/53 (e)	50,000	49,967
5.5% 6/1/53 (e)	25,000	24,983
5.5% 7/1/53 (e)	50,000	49,961
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,240,873
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,465,435)		2,439,807

Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	250,000	245,829
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	250,000	245,872
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	100,000	96,920
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	48,375	41,378
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	320,000	313,865
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	50,762
TOTAL ASSET-BACKED SECURITIES (Cost $1,011,169)		994,626

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 5.757% 8/15/36 (b)(c)(d) (Cost $121,152)	125,000	117,242

Foreign Government and Government Agency Obligations - 0.3%
		Principal Amount (a)	Value ($)
German Federal Republic 4.75% 7/4/34 (Cost $37,761)	EUR	28,000	36,974

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (f)	3	978
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (f)	12	1,057
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (f)	19	1,713
EQT Corp.	30	1,043
New Fortress Energy, Inc.	57	1,497
		4,253
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (f)	200	272
Centene Corp. (f)	29	1,810
		2,082
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10	1,299
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (f)	51	1,885
TOTAL COMMON STOCKS (Cost $12,769)		11,554

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (c)(d)(g)	5,000	4,678
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (c)(d)(g)	2,969	2,807
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (c)(d)(g)	5,000	4,465
		7,272
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (c)(d)(g)	5,000	4,796
TOTAL BANK LOAN OBLIGATIONS (Cost $16,809)		16,746

Preferred Securities - 1.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Europe BV 2.502% (Reg. S) (c)(h)	EUR	100,000	91,925
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Danone SA 1% (Reg. S) (c)(h)	EUR	100,000	92,620
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(h)		5,000	3,538
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		3,000	2,791
TOTAL PREFERRED SECURITIES (Cost $202,275)			190,874

Money Market Funds - 15.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $1,828,696)	1,828,330	1,828,696

TOTAL INVESTMENT IN SECURITIES - 115.8% (Cost $14,091,418)	13,518,248
NET OTHER ASSETS (LIABILITIES) - (15.8)% (j)	(1,844,906)
NET ASSETS - 100.0%	11,673,342

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(50,000)	(42,398)
2% 6/1/53	(50,000)	(42,398)
2.5% 6/1/53	(50,000)	(43,665)
3% 6/1/53	(50,000)	(44,964)

TOTAL GINNIE MAE		(173,425)

Uniform Mortgage Backed Securities
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2.5% 6/1/53	(100,000)	(85,410)
4.5% 6/1/53	(25,000)	(24,189)
5.5% 6/1/53	(50,000)	(49,967)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(282,899)

TOTAL TBA SALE COMMITMENTS (Proceeds $455,331)		(456,324)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Sep 2023	205,828	(499)	(499)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Sep 2023	218,156	(270)	(270)

TOTAL PURCHASED					(769)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	1	Sep 2023	125,553	(118)	(118)

TOTAL FUTURES CONTRACTS					(887)
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,000	USD	1,089	BNP Paribas S.A.	6/21/23	(18)
EUR	2,000	USD	2,135	BNP Paribas S.A.	6/21/23	5
EUR	1,000	USD	1,102	JPMorgan Chase Bank, N.A.	6/21/23	(32)
GBP	1,000	USD	1,258	Brown Brothers Harriman & Co	6/21/23	(13)
GBP	1,000	USD	1,240	Brown Brothers Harriman & Co	6/21/23	4
GBP	1,000	USD	1,234	Citibank, N. A.	6/21/23	10
USD	407,554	EUR	372,000	Bank of America, N.A.	6/21/23	9,470
USD	1,102	EUR	1,000	Bank of America, N.A.	6/21/23	31
USD	1,104	EUR	1,000	Bank of America, N.A.	6/21/23	34
USD	1,100	EUR	1,000	Bank of America, N.A.	6/21/23	30
USD	1,083	EUR	1,000	Brown Brothers Harriman & Co	6/21/23	13
USD	2,215	EUR	2,000	State Street Bank and Trust Co	6/21/23	75
USD	108,948	GBP	88,000	JPMorgan Chase Bank, N.A.	6/21/23	(565)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						9,044

Unrealized Appreciation						9,672
Unrealized Depreciation						(628)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,254,442 or 19.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $7,846 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	3,499,196	1,670,500	52,429	-	-	1,828,696	0.0%
Total	-	3,499,196	1,670,500	52,429	-	-	1,828,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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